Incorporated herein by reference is a supplement to the prospectuses of the MFS Lifetime Retirement Income Fund, the MFS Lifetime 2010 Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2040 Fund and the MFS Lifetime 2050 Fund, each a series of MFS Series Trust XII (File No. 333-126328), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on June 28, 2012 (SEC Accession No 0000912938-12-000357).